Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$599,329.01

Principal:
Principal Collections	$8,658,348.91
Prepayments in Full	$3,235,144.07
Liquidation Proceeds	$15,695.68
Recoveries	$65,091.71
Sub Total	$11,974,280.37
Collections	$12,573,609.38

Purchase Amounts:
Purchase Amounts Related to Principal	$396,053.14
Purchase Amounts Related to Interest	$2,367.00
Sub Total	$398,420.14

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,972,029.52

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,972,029.52
Servicing Fee	$140,199.67	$140,199.67	$0.00	$0.00	$12,831,829.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,831,829.85
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,831,829.85
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,831,829.85
Interest - Class A-4 Notes	$74,483.08	$74,483.08	$0.00	$0.00	$12,757,346.77
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,757,346.77
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$12,702,074.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,702,074.77
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$12,660,182.10
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,660,182.10
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$12,605,348.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,605,348.77
Regular Principal Payment	$11,968,820.00	$11,968,820.00	$0.00	$0.00	$636,528.77
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$636,528.77
Residual Released to Depositor	$0.00	$636,528.77	$0.00	$0.00	$0.00
Total		$12,972,029.52

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,968,820.00
Total					$11,968,820.00
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,968,820.00	$118.59	$74,483.08	$0.74	$12,043,303.08	$119.33
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$11,968,820.00	$8.92	$226,481.08	$0.17	$12,195,301.08	$9.09

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$71,503,756.01	0.7084490	$59,534,936.01	0.5898636
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$163,623,756.01	0.1219026	$151,654,936.01	0.1129856

Pool Information
Weighted Average APR	4.343%	4.360%
Weighted Average Remaining Term	22.47	21.73
Number of Receivables Outstanding	18,829	18,160
Pool Balance	$168,239,601.73	$155,823,904.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$163,623,756.01	$151,654,936.01
Pool Factor	0.1233443	0.1142418

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$4,168,968.49
Targeted Overcollateralization Amount	$4,168,968.49
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,168,968.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$110,455.43
(Recoveries)		94	$65,091.71
Net Loss for Current Collection Period			$45,363.72
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3236%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.0792%
Second Preceding Collection Period			0.3741%
Preceding Collection Period			0.5661%
Current Collection Period			0.3360%
Four Month Average (Current and Preceding Three Collection Periods)			0.3388%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,486	$8,810,680.42
(Cumulative Recoveries)			$1,805,327.93
Cumulative Net Loss for All Collection Periods			$7,005,352.49
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5136%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,964.04
Average Net Loss for Receivables that have experienced a Realized Loss			$1,561.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.80%	362	$4,356,041.39
61-90 Days Delinquent	0.38%	49	$595,691.04
91-120 Days Delinquent	0.06%	7	$89,052.30
Over 120 Days Delinquent	0.52%	48	$809,402.26
Total Delinquent Receivables	3.75%	466	$5,850,186.99

Repossession Inventory:
Repossessed in the Current Collection Period		13	$176,450.67
Total Repossessed Inventory		21	$315,982.85

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4524%
Preceding Collection Period			0.5152%
Current Collection Period			0.5727%
Three Month Average			0.5134%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	41

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer